Schedule of unrecognized deductible temporary differences (Details) - CAD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Income Tax
Interest expense	$ 179
Lease liabilities	804	331
Fair value change of warrant liabilities	289
Loss carry forwards	49,873	13,719
Property, plant and equipment	(1,855)	4,072
Right-of-use assets	(670)	(306)
Long-term debt	(697)	(261)
Intangible assets	(3,818)	(3,487)
Foreign exchange	(1)	76
Asset retirement obligation	(80)
Passthrough interest	59	38
Passthrough income	(668)	(441)
Solar tax credit	2,147	3,060
Restricted interest and financing expenses	3,390	1,715
Net deferred tax assets	$ 48,952	$ 18,516